Deferred Offering Costs - Schedule of Deferred Offering Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Deferred Offering Costs [Abstract]
Deferred offering costs		$ 837